Convertible Promissory Notes Payable and Notes Payable - Schedule of Convertible Promissory Notes (Details) (10-K) - USD ($)	Sep. 30, 2020	Jan. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: unamortized debt discount		$ (1,287,473)		$ (6,383)
Less: current portion of convertible notes payable	$ (1,338,961)		$ (3,634,344)	(1,411,876)
Convertible Promissory Notes [Member]
Principal amount	1,685,914		5,459,909	3,007,503
Add: Put premium			385,385
Less: unamortized debt discount	(346,953)		(2,210,950)	(1,595,627)
Convertible notes payable, net	1,338,961		3,634,344	1,411,876
Less: current portion of convertible notes payable	(1,338,961)		(3,634,344)	(1,411,876)
Convertible notes payable, net - long-term